Equity (Details)										1 Months Ended	12 Months Ended
	May 31, 2025 USD ($)	Apr. 15, 2024 HKD ($)	Aug. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023	May 27, 2022 USD ($)	Apr. 18, 2019	Dec. 31, 2018 USD ($) shares	Dec. 15, 2018 USD ($)	Nov. 27, 2018	Apr. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Equity [Line Items]
Total cash consideration													$ 10,399,000
Installments upon achievement of earn-outs								$ 9,750,000
Additional paid-in capital											$ 332,452,000	$ 330,016,000
Equity financing agreement, description				the Group entered into a settlement agreement with Chongqing Youtong on the settlement of the equity financing. For the cash consideration with the amount of $10,399, the Group agreed to repay Chongqing Youtong the principal plus 8% annually interest with its ordinary shares. Besides, both parties agreed to not proceed with the remainder 25% investment and the related previous issued 4,862 shares will not withdraw. As a result, to compensate Youtong’s investment loss from the share price decline, the Group issued additional 4,668,704 ordinary shares in February 2023 equal to approximately $13.46 million including interest expense from May 2019 to February 2023, with annual interest rate of 8%.
Investment percentage														25.00%
Subscriptions receivable											16,091,000	16,091,000		$ 3,669,000
Loss related to equity financing recognized													$ 14,160,000
Annual interest rate													8.00%
Settlement payment amount	$ 5,150,000
Purchase	$ 5,150
Balance due amount											4,100,000
Converted balance owed amount			$ 1,750,000
Converted price per share (in Dollars per share) | $ / shares			$ 2.04
Issuance of ordinary shares (in Shares) | shares			771,605
Gain on debt settlement													$ 176,000
Aggregate purchase price													$ 392,000
Arbitrator in Hong Kong [Member]
Equity [Line Items]
Interest rate		8.875%
Samsung [Member]
Equity [Line Items]
Prepaid of debt					$ 1,600,000
Number of shares issued (in Shares) | shares													443,294	83,633
Debt principal and accrued interest										$ 4,400,000
Net amount of debt principal					$ 2,800,000
Additional paid-in capital													$ 1,321,000	$ 2,760,000
KADI Agreement [Member]
Equity [Line Items]
Investment agreement, description											i) a payment of $600 in cash previously paid to KADI, ii) the return of 8,503 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million.
Equity Financing Agreement [Member]
Equity [Line Items]
Equity financing agreement, description						the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 19,449 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. In May 2019, 19,449 shares were issued and $10,399 in cash was received by the Group. However, the Property Investment has not yet been completed.
KADI SH Shares [Member]
Equity [Line Items]
Percentage of issued and outstanding								60.00%
Prepaid of debt							$ 600,000
KADI HK Shares [Member]
Equity [Line Items]
Percentage of issued and outstanding								60.00%
KADI [Member]
Equity [Line Items]
Number of shares issued (in Shares) | shares							8,503
Additional paid-in capital							$ 5,217,000
Description of advanced payment											i) return to Borqs the Advanced Payment of US$600,000; ii) pay Borqs pre-award interest on the Advanced Payment for the period from October 1, 2021 to January 16, 2024 at the simple rate of 5.5% per annum; iii) pay Borqs post-award interest on the Advanced Payment for the period from January 16, 2024 until full repayment is made at the simple rate of 8.875% per annum; and iv) return to Borqs a total of 1,043,550 Borqs shares issued to the KADI parties in 2019 (not adjusted for the reverse-splits of Borqs shares).
Legal expenses and fees (in Dollars)		$ 955,743.93
Samsung [Member]
Equity [Line Items]
Equity financing agreement, description									The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 11,509 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable.
Investment [Member]
Equity [Line Items]
Total cash consideration								$ 4,600,000
Issuance of Ordinary Shares [Member]
Equity [Line Items]
Repurchase of ordinary shares (in Shares) | shares													166,667